Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information

17. Segment Information

The Company reports four business segments: Outdoor Solutions, Consumer Solutions, Branded Consumables and Process Solutions. The Company’s sales are principally within the United States. The Company’s international operations are mainly based in Asia, Canada, Europe and Latin America. The Company and its chief operating decision maker use “segment earnings” to measure segment operating performance.

The Outdoor Solutions segment manufactures or sources, markets and distributes global consumer active lifestyle products for outdoor and outdoor-related activities. For general outdoor activities, Coleman® is a leading brand for active lifestyle products, offering an array of products that include camping and outdoor equipment such as air beds, camping stoves, coolers, foldable furniture, gas grills, lanterns and flashlights, propane fuel, sleeping bags, tents and water recreation products such as inflatable boats, kayaks and tow-behinds. The Outdoor Solutions segment is also a leading provider of fishing equipment under brand names such as Abu Garcia®, All Star®, Berkley®, Fenwick®, Gulp!®, JRC™, Mitchell®, Penn®, Pflueger®, Sebile®, Sevenstrand®, Shakespeare®, Spiderwire®, Stren®, Trilene®, Ugly Stik® and Xtools®. Team sports equipment for baseball, softball, football, basketball, field hockey and lacrosse products are sold under brand names such as deBeer®, Gait®, Miken®, Rawlings® and Worth®. Alpine and nordic skiing, snowboarding, snowshoeing and in-line skating products are sold under brand names such as Atlas®, Full Tilt®, K2®, Line®, Little Bear®, Madshus®, Marker®, Morrow®, Ride®, Tubbs®, Völkl® and 5150 Snowboards®. Water sports equipment, personal flotation devices and all-terrain vehicle gear are sold under brand names such as Helium®, Hodgman®, Mad Dog Gear®, Sevylor®, Sospenders® and Stearns®. The Company also sells high performance technical and outdoor apparel and equipment under brand names such as CAPP3L®, Ex Officio®, K2®, Marker®, Marmot®, Planet Earth®, Ride®, Völkl® and Zoot®, and premium air beds under brand names including Aero®, Aerobed® and Aero Sport®. The Outdoor Solutions Segment also sells a variety of products sold internationally under brand names such as Campingaz®, Esky® and Invicta®.

The Consumer Solutions segment manufactures or sources, markets, and distributes a diverse line of household products, including kitchen appliances and home environment products. This segment maintains a strong portfolio of globally-recognized brands including Bionaire®, Crock-Pot®, FoodSaver®, Health o meter®, Holmes®, Mr. Coffee®, Oster®, Patton®, Rival®, Seal-a-Meal®, Sunbeam®, skybar® and Villaware®. The principal products in this segment include: clippers and trimmers for professional use in the beauty and barber and animal categories; electric blankets, mattress pads and throws; household kitchen appliances, such as blenders, coffeemakers, irons, mixers, slow cookers, toasters, toaster ovens and vacuum packaging machines; home environment products, such as air purifiers, fans, heaters and humidifiers; products for the hospitality industry; and scales for consumer use. The Consumer Solutions segment also has rights to sell various small appliance products in substantially all of Europe under the Breville® brand name.

The Branded Consumables segment manufactures or sources, markets and distributes a broad line of branded consumer products, many of which are affordable, consumable and fundamental household staples, including arts and crafts paint brushes, brooms, brushes, buckets, children’s card games, clothespins, collectible tins, condoms, cord, rope and twine, dusters, dust pans, feeding bottles, fencing, fire extinguishing products, firelogs and firestarters, home canning jars and accessories, kitchen matches, mops, other craft items, pacifiers, plastic cutlery, playing cards and accessories, rubber gloves and related cleaning products, safes, security cameras, security doors, smoke and carbon monoxide alarms, soothers, sponges, storage organizers and workshop accessories, teats, toothpicks, window guards and other accessories. This segment markets our products under the Aviator®, Ball®, Bee®, Bernardin®, Bicycle®, Billy Boy®, BRK®, Crawford®, Diamond®, Dicon®, Fiona®, First Alert®, First Essentials®, Hoyle®, Java-Log®, KEM®, Kerr®, Lehigh®, Lillo®, Loew-Cornell®, Mapa®, NUK®, Pine Mountain®, Quickie Green Cleaning®, Quickie Home-Pro®, Quickie Microban®, Quickie Original®, Quickie Professional®, Spontex®, Tigex® and Wellington® brand names, among others.

The Process Solutions segment manufactures, markets and distributes a wide variety of plastic products including closures, contact lens packaging, medical disposables, plastic cutlery and rigid packaging. Many of these products are consumable in nature or represent components of consumer products. This segment’s materials business produces specialty nylon polymers, conductive fibers and monofilament used in various products, including woven mats used by paper producers and weed trimmer cutting line, as well as fiberglass radio antennas for marine, citizen band and military applications. This segment is also the largest North American producer of niche products fabricated from solid zinc strip and is the sole source supplier of copper-plated zinc penny blanks to the United States Mint and a major supplier to the Royal Canadian Mint, as well as a supplier of brass, bronze and nickel-plated finishes on steel and zinc for coinage to other international markets. In addition, the Company manufactures a line of industrial zinc products marketed globally for use in the architectural, automotive, construction, electrical component and plumbing markets.

Segment information as of and for the years ended December 31, 2012, 2011 and 2010 is as follows:

	2012
(in millions)	Outdoor Solutions	Consumer Solutions	Branded Consumables	Process Solutions	Intercompany Eliminations	Total Operating Segments	Corporate/ Unallocated	Consolidated
Net sales	$2,692.9	$1,940.9	$1,753.1	$377.1	$(67.9)	$6,696.1	$—	$6,696.1

Segment earnings (loss)	325.2	285.9	259.2	47.1	—	917.4	(103.6)	813.8
Adjustments to reconcile to reported operating earnings (loss):
Fair value adjustment to inventory	(2.8)	(3.2)	—	—	—	(6.0)	—	(6.0)
Reorganization costs	(12.6)	(14.1)	(0.4)	—	—	(27.1)	—	(27.1)
Acquisition-related and other costs	(3.9)	(1.6)	(3.8)	—	—	(9.3)	(8.2)	(17.5)
Other(a)	—	—	—	—	—	—	(33.6)	(33.6)
Depreciation and amortization	(55.2)	(34.7)	(46.0)	(13.5)	—	(149.4)	(3.4)	(152.8)

Operating earnings (loss)	$250.7	$232.3	$209.0	$33.6	$—	$725.6	$(148.8)	$576.8

Other segment data:
Total assets	$2,930.1	$1,971.9	$1,934.1	$183.1	$—	$7,019.2	$691.4	$7,710.6
Capital expenditures	55.0	53.6	30.9	9.9	—	149.4	5.1	154.5
	2011
(in millions)	Outdoor Solutions	Consumer Solutions	Branded Consumables	Process Solutions	Intercompany Eliminations	Total Operating Segments	Corporate/ Unallocated	Consolidated
Net sales	$2,772.1	$1,880.3	$1,734.4	$351.2	$(58.1)	$6,679.9	$—	$6,679.9

Segment earnings (loss)	344.6	274.7	237.9	37.7	—	894.9	(104.1)	790.8
Adjustments to reconcile to reported operating earnings (loss):
Fair value adjustment to inventory	—	—	(6.9)	—	—	(6.9)	—	(6.9)
Reorganization costs	(13.5)	(2.1)	(6.4)	(1.4)		(23.4)	—	(23.4)
Acquisition-related and other costs(b)	7.1	(4.8)	(10.8)	(2.0)	—	(10.5)	(10.9)	(21.4)
Impairment of goodwill, intangibles and other assets	—	—	(52.5)	—	—	(52.5)	—	(52.5)
Depreciation and amortization	(61.8)	(31.1)	(55.9)	(12.4)	—	(161.2)	(2.5)	(163.7)

Operating earnings (loss)	$276.4	$236.7	$105.4	$21.9	$—	$640.4	$(117.5)	$522.9

Other segment data:
Total assets	$2,810.3	$1,855.9	$1,801.8	$186.9	$—	$6,654.9	$461.8	$7,116.7
Capital expenditures	61.4	23.2	31.6	8.6	—	124.8	2.1	126.9

	2010
(in millions)	Outdoor Solutions	Consumer Solutions	Branded Consumables	Process Solutions	Intercompany Eliminations	Total Operating Segments	Corporate/ Unallocated	Consolidated
Net sales	$2,518.7	$1,869.6	$1,345.3	$342.7	$(53.6)	$6,022.7	$—	$6,022.7

Segment earnings (loss)	300.9	266.2	195.0	37.1	—	799.2	(89.1)	710.1
Adjustments to reconcile to reported operating earnings (loss):
Fair value adjustment to inventory	(2.1)	—	(25.3)	—	—	(27.4)	—	(27.4)
Acquisition-related and other costs(c)	(7.4)	(4.0)	(3.4)	—	—	(14.8)	(27.5)	(42.3)
Venezuela hyperinflationary and devaluation charges (see Note 1)	—	—	—	—	—	—	(70.6)	(70.6)
Impairment of goodwill and intangibles	(0.7)	(0.7)	(18.3)	—	—	(19.7)	—	(19.7)
Depreciation and amortization	(62.1)	(28.1)	(39.0)	(12.1)	—	(141.3)	(1.5)	(142.8)

Operating earnings (loss)	$228.6	$233.4	$109.0	$25.0	$—	$596.0	$(188.7)	$407.3

Other segment data:
Capital expenditures	$48.0	$24.3	$30.7	$7.5	$—	$110.5	$27.0	$137.5

(a)	Represents cumulative stock-based compensation related to certain restricted share awards where compensation expense was not previously recognized as the achievement of the performance targets was not deemed probable (see Note 13).
(b)	Consolidated amount is net of gain on the sale of certain domestic assets recorded in the Outdoor Solutions segment.
(c)	Comprised of $52.4 of acquisition-related and other charges, which primarily relate to acquisitions (see Note 3) and a $10.1 mark-to-market gain associated with the Company’s Euro-denominated debt and intercompany loans.

Note: Intersegment sales are recorded at cost plus an agreed upon profit.

Geographic Information

Geographic information as of and for the years ended December 31, 2012, 2011 and 2010 is as follows:

(in millions)	Domestic	International	Total
2012
Net sales	$4,078.5	$2,617.6	$6,696.1
Long-lived assets	344.3	334.3	678.6

2011
Net sales	$4,082.7	$2,597.2	$6,679.9
Long-lived assets	309.9	306.0	615.9

2010
Net sales	$3,830.4	$2,192.3	$6,022.7